Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 2,182,330	$ 220,854
Accounts receivable, net	158,485	340,935
Prepaid and other current assets	11,700	59,200
Total Current Assets	2,352,515	620,989
Property and equipment, net	13,410	15,437
Goodwill	1,352,865	1,352,865
Intangible assets, net	496,100	646,284
Capitalized software development costs	501,075	0
Total Assets	4,715,965	2,635,575
Current Liabilities
Accounts payable and accrued expenses	1,427,823	2,067,244
Accrued interest - related party	235,563	235,563
Contract liabilities	187,916	193,598
Debt, current portion, net of debt discount	664,029	0
Total Current Liabilities	2,515,331	2,496,405
Long Term Liabilities
Debt, less current portion	0	150,000
Total Long-Term Liabilities	0	150,000
Total Liabilities	2,515,331	2,646,405
Stockholders' Equity
Common stock; $0.0001 par value, 100,000,000 shares authorized, 17,051,893 and 9,311,639 shares issued and outstanding	1,706	931
Treasury stock $0.0001 par value 37,500 shares outstanding at December 31, 2022 and December 31, 2021	(1,350,000)	(1,350,000)
Additional paid in capital	215,772,945	211,845,452
Accumulated deficit	(212,224,026)	(210,507,222)
Total Stockholders' Equity (Deficit)	2,200,634	(10,830)
Total Liabilities and Stockholders' Equity	4,715,965	2,635,575
A A And A A A Preferred Stock [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	3	3
Preferred stock Series C [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	0	0
Preferred Stock Series E [Member]
Stockholders' Equity
Preferred Stock, Value, Issued	$ 6	$ 6